Goodwill - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Estimated annual growth rate	3.00%
Goodwill impairment	¥ 0	¥ 0
Bottom of range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	15.00%
Top of range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Pre-tax discount rates	17.50%